Property and Equipment	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 — PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation:

	November 30, 2020	May 31, 2020

Leasehold improvements	$110,849	$52,189
Property and equipment	631,424	243,314
Total cost	742,273	295,503
Less accumulated depreciation	(136,019)	(62,770)
Net property and equipment	$606,254	$232,733

During the six months ended November 30, 2020 and 2019, the Company recorded depreciation expense of $73,249 and $21,148, respectively

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733

Depreciation expense for the years ended May 31, 2020, and 2019 was $57,473 and $5,297, respectively.